Information on Geographical Areas - Summary of Additional Information by Country (Detail) € in Millions		12 Months Ended
		Dec. 31, 2018 EUR (€) Employee		Dec. 31, 2017 EUR (€) Employee		Dec. 31, 2016 EUR (€) Employee
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING Groep N.V.
Average number of employees at full time equivalent basis | Employee		52,233		51,504		51,943
Total Income	[1]	€ 18,324		€ 18,590		€ 17,902
Total assets		884,603	[2]	843,878	[2],[3]	842,216
Result before tax	[1]	6,986		8,085		6,314
Taxation	[1]	€ 2,116		€ 2,539		€ 1,705
Netherlands [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING Bank N.V.		ING Bank N.V.		ING Bank N.V.
Main activity		Wholesale / Retail		Wholesale / Retail		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		13,600		13,141		13,660
Total Income		€ 6,130		€ 6,396		€ 6,367
Total assets		259,387		239,342		292,255
Result before tax		1,973		2,940		1,941
Taxation		€ 738		€ 812		€ 493
Australia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING Bank (Australia) Ltd.		ING Bank (Australia) Ltd.		ING Bank (Australia) Ltd.
Main activity		Wholesale / Retail		Wholesale / Retail		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		1,234		1,143		1,053
Total Income		€ 647		€ 577		€ 505
Total assets		39,673		37,982		36,691
Result before tax		389		330		309
Taxation		€ 118		€ 235		€ 90
Belgium [member] | Belgium [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING België N.V.		ING België N.V.		ING België N.V.
Main activity		Wholesale / Retail		Wholesale / Retail		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		8,248		8,893		9,348
Total Income		€ 2,838		€ 3,041		€ 3,057
Total assets		120,287		119,068		131,431
Result before tax		898		1,093		457
Taxation		€ 285		€ 455		€ 109
Belgium [member] | Luxembourg [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING Luxembourg S.A.		ING Luxembourg S.A.		ING Luxembourg S.A.
Main activity		Wholesale / Retail		Wholesale / Retail		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		791		777		793
Total Income		€ 315		€ 298		€ 274
Total assets		13,310		14,748		10,783
Result before tax		199		68		138
Taxation		€ 50		€ 27		€ 32
Rest of Europe [Member] | Poland [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING Bank Slaski S.A		ING Bank Slaski S.A		ING Bank Slaski S.A
Main activity		Wholesale / Retail		Wholesale / Retail		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		8,829		8,664		8,735
Total Income		€ 1,229		€ 1,119		€ 992
Total assets		33,040		29,976		26,581
Result before tax		525		444		379
Taxation		€ 128		€ 112		€ 90
Rest of Europe [Member] | Germany [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING DiBa A.G.		ING DiBa A.G.		ING DiBa A.G.
Main activity		Wholesale / Retail		Wholesale / Retail		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		4,625		4,587		4,341
Total Income		€ 2,315		€ 2,477		€ 2,117
Total assets		144,861		138,185		134,902
Result before tax		1,203		1,405		1,187
Taxation		€ 397		€ 448		€ 377
Rest of Europe [Member] | Romania [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.		Branch of ING Bank N.V.		Branch of ING Bank N.V.
Main activity		Wholesale / Retail		Wholesale / Retail		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		2,269		1,968		1,806
Total Income		€ 403		€ 314		€ 288
Total assets		7,112		5,940		5,456
Result before tax		183		135		123
Taxation		€ 25		€ 23		€ 21
Rest of Europe [Member] | Spain [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.		Branch of ING Bank N.V.		Branch of ING Bank N.V.
Main activity		Wholesale / Retail		Wholesale / Retail		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		1,201		1,135		1,116
Total Income		€ 600		€ 509		€ 498
Total assets		23,757		23,858		23,309
Result before tax		195		97		197
Taxation		€ 71		€ 25		€ 51
Rest of Europe [Member] | Italy [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.		Branch of ING Bank N.V.		Branch of ING Bank N.V.
Main activity		Wholesale / Retail		Wholesale / Retail		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		911		838		833
Total Income		€ 231		€ 336		€ 376
Total assets		16,991		16,728		15,920
Result before tax		(101)		(4)		100
Taxation		€ (24)		€ 7		€ 33
Rest of Europe [Member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.		Branch of ING Bank N.V.		Branch of ING Bank N.V.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		672		603		599
Total Income		€ 505		€ 550		€ 504
Total assets		64,016		78,573		29,830
Result before tax		180		324		290
Taxation		€ 44		€ 76		€ 154
Rest of Europe [Member] | France [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.		Branch of ING Bank N.V.		Branch of ING Bank N.V.
Main activity		Wholesale / Retail		Wholesale / Retail		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		620		591		613
Total Income		€ 323		€ 310		€ 280
Total assets		12,063		10,678		8,614
Result before tax		111		93		56
Taxation		€ 45		€ 32		€ 18
Rest of Europe [Member] | Russia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING Bank (Eurasia) Z.A.O.		ING Bank (Eurasia) Z.A.O.		ING Bank (Eurasia) Z.A.O.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		277		270		276
Total Income		€ 82		€ 136		€ 118
Total assets		1,449		1,607		2,008
Result before tax		25		78		69
Taxation		€ 3		€ 20		€ 7
Rest of Europe [Member] | Czech Republic [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.		Branch of ING Bank N.V.		Branch of ING Bank N.V.
Main activity		Wholesale / Retail		Wholesale / Retail		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		306		245		220
Total Income		€ 106		€ (5)		€ 77
Total assets		6,278		5,640		3,653
Result before tax		39		(55)		40
Taxation		€ 10		€ (11)		€ 8
Rest of Europe [Member] | Hungary [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.		Branch of ING Bank N.V.		Branch of ING Bank N.V.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		141		146		152
Total Income		€ 40		€ 32		€ 37
Total assets		1,227		1,003		1,358
Result before tax		5		0		(1)
Taxation		€ 3		€ 2		€ 3
Rest of Europe [Member] | Slovakia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.		Branch of ING Bank N.V.		Branch of ING Bank N.V.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		571		497		400
Total Income		€ 14		€ 14		€ 14
Total assets		487		677		715
Result before tax		0		2		3
Taxation		€ 1		€ 1		€ 1
Rest of Europe [Member] | Ukraine [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		PJSC ING Bank Ukraine		PJSC ING Bank Ukraine		PJSC ING Bank Ukraine
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		109		106		111
Total Income		€ 36		€ 30		€ 59
Total assets		368		321		622
Result before tax		22		9		47
Taxation		€ 3		€ 2		€ 7
Rest of Europe [Member] | Austria [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING DiBa A.G.		Branch of ING DiBa A.G.		Branch of ING DiBa A.G.
Main activity		Wholesale / Retail		Wholesale / Retail		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		235		225		196
Total Income		€ 85		€ 80		€ 86
Total assets		753		682		360
Result before tax		18		25		37
Taxation		€ 6		€ (1)		€ (4)
Rest of Europe [Member] | Bulgaria [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.		Branch of ING Bank N.V.		Branch of ING Bank N.V.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		69		70		76
Total Income		€ 9		€ 9		€ 9
Total assets		360		268		274
Result before tax		0		(2)		0
Taxation		€ 0		€ 0		€ 0
Rest of Europe [Member] | Ireland [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.		Branch of ING Bank N.V.		Branch of ING Bank N.V.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		47		43		42
Total Income		€ 68		€ 57		€ 53
Total assets		2,868		2,337		1,910
Result before tax		65		47		54
Taxation		€ 8		€ 6		€ 7
Rest of Europe [Member] | Portugal [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.		Branch of ING Bank N.V.		Branch of ING Bank N.V.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		11		11		11
Total Income		€ 18		€ 14		€ 14
Total assets		905		667		642
Result before tax		13		9		10
Taxation		€ 4		€ 3		€ 3
Rest of Europe [Member] | Switzerland [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING België N.V.		Branch of ING België N.V.		Branch of ING België N.V.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		244		204		192
Total Income		€ 257		€ 224		€ 187
Total assets		8,266		9,737		9,150
Result before tax		169		145		122
Taxation		€ 35		€ 38		€ 33
North America [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Payvision Canada Services Ltd.		Payvision Canada Services Ltd.		Payvision Canada Services Ltd.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		1		0		0
Total Income		€ 3		€ 0		€ 0
Total assets		2		2		1
Result before tax		0		0		0
Taxation		€ 0		€ 0		€ 0
North America [Member] | United States [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING Financial Holdings Corp.		ING Financial Holdings Corp.		ING Financial Holdings Corp.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		617		564		519
Total Income		€ 736		€ 724		€ 732
Total assets		61,440		42,873		42,571
Result before tax		343		371		377
Taxation		€ 61		€ 134		€ 110
Latin America [Member] | Brazil [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.		Branch of ING Bank N.V.		Branch of ING Bank N.V.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		88		78		70
Total Income		€ 35		€ 47		€ 43
Total assets		1,974		1,184		2,097
Result before tax		16		16		13
Taxation		€ 9		€ 4		€ 0
Latin America [Member] | Colombia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING Capital Colombia S.A.S.		ING Capital Colombia S.A.S.		ING Capital Colombia S.A.S.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		3		2		2
Total Income		€ 1		€ 1		€ 0
Total assets		2		2		1
Result before tax		0		0		0
Taxation		€ 0		€ 0		€ 0
Latin America [Member] | Mexico [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING Consulting, S.A. de C.V.		ING Consulting, S.A. de C.V.		ING Consulting, S.A. de C.V.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		8		8		7
Total Income		€ 1		€ 1		€ 1
Total assets		2		2		2
Result before tax		(2)		(2)		(1)
Taxation		€ 0		€ 0		€ 0
Asia [Member] | China [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.		Branch of ING Bank N.V.		Branch of ING Bank N.V.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		86		81		72
Total Income		€ 37		€ 35		€ 36
Total assets		2,107		2,298		2,049
Result before tax		3		7		7
Taxation		€ 7		€ (2)		€ (2)
Asia [Member] | Japan [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.		Branch of ING Bank N.V.		Branch of ING Bank N.V.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		32		35		33
Total Income		€ 36		€ 33		€ 36
Total assets		2,300		2,238		3,702
Result before tax		19		17		22
Taxation		€ 5		€ 11		€ 9
Asia [Member] | Macau [Member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Payvision Macau Ltd.		Payvision Macau Ltd.		Payvision Macau Ltd.
Main activity		Wholesale		Wholesale		Wholesale
Asia [Member] | Singapore [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.		Branch of ING Bank N.V.		Branch of ING Bank N.V.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		546		512		502
Total Income		€ 340		€ 297		€ 194
Total assets		32,222		25,803		25,780
Result before tax		176		133		22
Taxation		€ 21		€ 9		€ 5
Asia [Member] | Hong Kong [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.		Branch of ING Bank N.V.		Branch of ING Bank N.V.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		122		108		106
Total Income		€ 110		€ 94		€ 80
Total assets		6,975		7,850		5,964
Result before tax		52		55		40
Taxation		€ 8		€ 7		€ 7
Asia [Member] | Philippines [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.		Branch of ING Bank N.V.		Branch of ING Bank N.V.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		878		604		423
Total Income		€ 17		€ 18		€ 17
Total assets		395		322		402
Result before tax		0		6		4
Taxation		€ 3		€ 2		€ (2)
Asia [Member] | South Korea [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.		Branch of ING Bank N.V.		Branch of ING Bank N.V.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		80		82		87
Total Income		€ 55		€ 55		€ 46
Total assets		4,299		4,602		4,107
Result before tax		14		21		14
Taxation		€ 3		€ 6		€ (1)
Asia [Member] | Taiwan [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.		Branch of ING Bank N.V.		Branch of ING Bank N.V.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		33		33		32
Total Income		€ 23		€ 23		€ 15
Total assets		2,839		3,910		2,484
Result before tax		7		11		3
Taxation		€ 0		€ 0		€ 1
Asia [Member] | Indonesia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		PT ING Securities Indonesia		PT ING Securities Indonesia		PT ING Securities Indonesia
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		3		5		5
Total Income		€ 0		€ 1		€ 1
Total assets		6		6		7
Result before tax		0		0		0
Taxation		€ 0		€ 0		€ 0
Asia [Member] | Malaysia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.		Branch of ING Bank N.V.		Branch of ING Bank N.V.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		5		5		5
Total Income		€ 1		€ 0		€ 0
Total assets		139		29		3
Result before tax		0		(1)		0
Taxation		€ 0		€ 0		€ 0
Asia [Member] | India [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.		Branch of ING Bank N.V.		Branch of ING Bank N.V.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		0		0		0
Total Income		€ 0		€ 1		€ 0
Total assets		1		2		2
Result before tax		0		1		0
Taxation		€ 0		€ 0		€ 0
Asia [Member] | Turkey [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING Bank A.S.		ING Bank A.S.		ING Bank A.S.
Main activity		Wholesale / Retail		Wholesale / Retail		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		4,709		5,221		5,497
Total Income		€ 678		€ 741		€ 757
Total assets		11,521		13,798		15,864
Result before tax		245		267		225
Taxation		€ 50		€ 54		€ 45
Asia [Member] | United Arab Emirates [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.		Branch of ING Bank N.V.		Branch of ING Bank N.V.
Main activity		Wholesale		Wholesale		Wholesale
Average number of employees at full time equivalent basis | Employee		11		10		10
Total Income		€ 0		€ 0		€ 0
Total assets		0		0		1
Result before tax		(1)		(2)		(2)
Taxation		€ 0		€ 0		€ 0
Other [member] | Mauritius [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING Mauritius Ltd.		ING Mauritius Ltd.		ING Mauritius Ltd.
Main activity		Investment Management		Investment Management		Investment Management
Average number of employees at full time equivalent basis | Employee		0		0		0
Total Income		€ 1		€ 1		€ 32
Total assets		920		939		715
Result before tax		1		0		32
Taxation		€ 0		€ 0		€ 0

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.

[2]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[3]

The amounts for the period ended 31 December 2017 have been prepared in accordance with IAS 39, the adoption of IFRS 9 led to new presentation requirements for 2018; prior period amounts have not been restated Reference is m ade to Note 1 ‘Accounting policies’ for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.